Renaissance Capital Greenwich Funds

Renaissance IPO ETF

Renaissance International IPO ETF

Supplement dated May 31, 2019 to the Prospectus dated January 31, 2019

Effective immediately, the following table in the “Performance” section starting on page 6 of the Prospectus is replaced in its entirety with the following:

Renaissance IPO ETF Average Annual Total Returns

for periods ended December 31, 2018:

	One Year	Five Year	Since Inception (10/14/13)
Return Before Taxes	(17.11)%	2.00%	3.71%
Return After Taxes on Distributions*	(17.20)%	1.71%	3.43%
Return After Taxes on Distributions and Sale of Fund Shares*	(10.60)%	1.44%	2.77%
Renaissance IPO Index (reflects no deduction for fees, expenses or taxes)	(16.93)%	2.59%	4.30%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	9.93%

Effective immediately, the following table in the “Performance” section starting on page 13 of the Prospectus is replaced in its entirety with the following:

Renaissance International IPO ETF Average Annual Total Returns

for periods ended December 31, 2018:

	One Year	Since Inception (10/6/14)
Return Before Taxes	(17.32)%	1.00%
Return After Taxes on Distributions*	(18.25)%	0.56%
Return After Taxes on Distributions and Sale of Fund Shares*	(9.48)%	0.83%
Renaissance International IPO Index (reflects no deduction for fees, expenses or taxes)	(15.91)%	2.27%
MSCI ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes)	(13.77)%	1.83%

Please read this supplement in conjunction with the SAI and retain it for future reference.

Renaissance Capital Greenwich Funds

Renaissance IPO ETF

Renaissance International IPO ETF

Supplement dated May 31, 2019 to the Statement of Additional Information (the “SAI”) dated January 31, 2019

Effective immediately, the following paragraph in the “Investment Restrictions” section starting on page 5 of the SAI is deleted in its entirety:

1.	Invest in securities which are “illiquid” securities, including repurchase agreements maturing in more than seven days and options traded over-the-counter, if the result is that more than 15% of a Fund’s net assets would be invested in such securities. An illiquid security is generally considered to be a security that cannot be sold or disposed of in the ordinary course of business within seven days at the approximate price used by a Fund in determining its NAV.

Please read this supplement in conjunction with the SAI and retain it for future reference.